Schedule of Investments	iShares® Global Clean Energy ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.5%
Verbund AG	951,034	$87,723,107

Brazil — 0.9%
Centrais Eletricas Brasileiras SA, ADR(a)	3,771,723	29,494,874
Cia. Paranaense de Energia, ADR(a)	4,121,401	23,491,986
		52,986,860
Canada — 7.1%
Algonquin Power & Utilities Corp.	5,013,254	79,884,169
Ballard Power Systems Inc.(a)(b)	4,086,246	66,160,764
Boralex Inc., Class A	1,393,576	43,864,804
Brookfield Renewable Corp., Class A	1,464,092	62,126,507
Canadian Solar Inc.(a)(b)	762,055	30,672,714
Innergex Renewable Energy Inc.	1,988,191	34,661,073
Northland Power Inc.	2,546,943	89,375,733
TransAlta Renewables Inc.	1,339,069	23,580,752
		430,326,516
Chile — 0.5%
Enel Americas SA, ADR	4,773,563	32,651,171

China — 6.6%
China Longyuan Power Group Corp. Ltd., Class H	51,921,000	97,230,709
Daqo New Energy Corp., ADR(a)(b)	862,326	51,092,816
Flat Glass Group Co. Ltd., Class H(a)	5,345,000	23,902,636
GCL New Energy Holdings Ltd.(a)	134,066,000	6,412,513
JinkoSolar Holding Co. Ltd., ADR(a)(b)	628,362	33,862,428
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H(a)	12,932,800	24,301,264
Xinyi Energy Holdings Ltd.(a)	30,930,000	19,871,841
Xinyi Solar Holdings Ltd.	70,822,000	142,654,645
		399,328,852
Denmark — 15.0%
Orsted A/S(c)	3,027,196	448,994,135
Vestas Wind Systems A/S	12,492,519	460,655,867
		909,650,002
France — 0.9%
Albioma SA	448,563	17,924,155
McPhy Energy SA(a)(b)	376,891	7,616,492
Neoen SA(b)(c)	718,123	31,142,744
		56,683,391
Germany — 1.5%
Encavis AG(a)	1,528,229	27,968,637
Nordex SE(a)(b)	1,795,653	34,534,758
SMA Solar Technology AG	278,578	14,579,412
VERBIO Vereinigte BioEnergie AG	295,059	15,983,402
		93,066,209
India — 0.1%
Azure Power Global Ltd.(a)(b)	273,937	7,136,059

Israel — 0.7%
Energix-Renewable Energies Ltd.(a)	3,716,652	14,646,393
Enlight Renewable Energy Ltd.(a)(b)	11,413,878	25,514,807
		40,161,200
Italy — 4.6%
Enel SpA	26,353,880	242,864,900
ERG SpA	697,715	21,790,127
Falck Renewables SpA	1,949,713	13,397,376
		278,052,403
Security	Shares	Value

Japan — 0.5%
RENOVA Inc.(b)	629,300	$28,403,959

New Zealand — 1.4%
Contact Energy Ltd.	7,605,700	43,231,471
Meridian Energy Ltd.	12,087,434	43,948,622
		87,180,093
Norway — 1.1%
NEL ASA(b)	13,641,130	26,051,623
Scatec ASA(c)	1,966,290	42,246,535
		68,298,158
Portugal — 4.6%
EDP - Energias de Portugal SA	32,917,927	170,744,284
EDP Renovaveis SA	4,505,053	105,813,511
		276,557,795
Singapore — 0.1%
Maxeon Solar Technologies Ltd.(a)(b)	337,982	5,373,914

South Korea — 1.5%
CS Wind Corp.	232,761	16,667,070
Doosan Fuel Cell Co. Ltd.(a)(b)	766,829	32,775,744
Hanwha Solutions Corp.(b)	1,007,784	34,295,234
Hyundai Energy Solutions Co. Ltd.	73,085	1,923,688
Unison Co. Ltd.(a)(b)	1,750,987	5,388,213
		91,049,949
Spain — 6.1%
Audax Renovables SA(a)	853,194	1,937,161
Iberdrola SA	19,897,717	239,470,680
Siemens Gamesa Renewable Energy SA(b)	3,764,274	104,981,271
Solaria Energia y Medio Ambiente SA(b)	1,149,462	22,205,775
		368,594,887
Sweden — 0.4%
Eolus Vind AB, Class B(a)	339,764	7,710,447
PowerCell Sweden AB(a)(b)	706,437	15,532,441
		23,242,888
Switzerland — 1.8%
Meyer Burger Technology AG(b)	37,020,252	19,168,141
Siemens Energy AG(b)	3,346,450	91,039,618
		110,207,759
United Kingdom — 4.1%
Atlantica Sustainable Infrastructure PLC	1,039,937	41,347,895
Drax Group PLC	4,993,184	27,970,337
SSE PLC	8,777,444	175,983,223
		245,301,455
United States — 37.4%
ALLETE Inc.	436,470	30,692,570
Avista Corp.	611,211	26,178,167
Bloom Energy Corp., Class A(a)(b)	2,036,461	44,394,850
Enphase Energy Inc.(a)(b)	2,272,509	430,867,706
First Solar Inc.(a)(b)	1,424,299	122,546,686
FuelCell Energy Inc.(a)(b)	5,407,917	34,232,115
Green Plains Inc.(a)(b)	216,756	7,664,492
Hawaiian Electric Industries Inc.	915,418	39,674,216
IDACORP Inc.	634,667	66,925,635
NextEra Energy Inc.	3,328,823	259,315,312
Ormat Technologies Inc.	750,584	52,345,728
PG&E Corp.(a)(b)	12,466,482	109,580,377
Plug Power Inc.(a)(b)	8,565,706	233,672,460
Renewable Energy Group Inc.(a)(b)	797,351	48,837,749
Shoals Technologies Group Inc., Class A(a)(b)	1,329,957	38,688,449

Schedule of Investments (continued)	iShares® Global Clean Energy ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
SolarEdge Technologies Inc.(b)	870,424	$225,857,619
Sunnova Energy International Inc.(a)(b)	1,089,141	41,496,272
SunPower Corp.(a)(b)	1,356,278	33,595,006
Sunrun Inc.(a)(b)	2,697,973	142,911,630
TPI Composites Inc.(a)(b)	546,508	21,390,323
Xcel Energy Inc.	3,704,539	252,834,787
		2,263,702,149
Total Common Stocks — 98.4%
(Cost: $5,714,193,336)		5,955,678,776

Preferred Stocks

Brazil — 0.7%
Cia. Energetica de Minas Gerais, Preference Shares, ADR(a)	18,898,743	42,333,184

Total Preferred Stocks — 0.7%
(Cost: $33,499,471)		42,333,184

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	427,774,739	427,988,626
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(d)(e)	29,900,000	$29,900,000
		457,888,626
Total Short-Term Investments — 7.6%
(Cost: $457,845,851)		457,888,626

Total Investments in Securities — 106.7%
(Cost: $6,205,538,658)		6,455,900,586

Other Assets, Less Liabilities — (6.7)%		(405,702,033)

Net Assets — 100.0%		$6,050,198,553

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$436,749,892	$—	$(8,761,122	)(a)	$(21,855)	$21,711	$427,988,626	427,774,739	$864,969	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,810,000	—	(13,910,000	)(a)	—	—	29,900,000	29,900,000	731		—
					$(21,855)	$21,711	$457,888,626		$865,700		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	136	09/17/21	$6,599	$111,317
MSCI Emerging Markets E-Mini Index	102	09/17/21	6,516	(175,099)
S&P 500 E-Mini Index	41	09/17/21	8,998	93,937
				$30,155

Schedule of Investments (continued)	iShares® Global Clean Energy ETF
July 31, 2021

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$13,185,020	$1,129,166	(c)	$14,201,106	0.2%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	6,872,643	123,516	(e)	6,969,366	0.1
	Monthly	JPMorgan Securities PLC(f)	02/08/23	6,961,994	(26,866	)(g)	7,262,201	0.1
					$1,225,816		$28,432,673

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(c)	Amount includes $113,080 of net dividends and financing fees.
(e)	Amount includes $26,793 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(327,073) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (continued)	iShares® Global Clean Energy ETF
July 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

United States
Green Plains Inc.(a)	401,615	$14,201,106	100.0%

Net Value of Reference Entity — Goldman Sachs & Co.		$14,201,106

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of July 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

United States
Avista Corp.	157,224	$6,733,904	96.6%
Green Plains Inc.(a)	6,659	235,462	3.4

Net Value of Reference Entity — HSBC Bank USA N.A.		$6,969,366

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of July 31, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

United States
Avista Corp.	100,518	$4,305,186	59.3%
Green Plains Inc.(a)	83,626	2,957,015	40.7

Net Value of Reference Entity — JPMorgan Securities PLC		$7,262,201

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (continued)	iShares® Global Clean Energy ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,054,200,817	$2,901,477,959	$—	$5,955,678,776
Preferred Stocks	42,333,184	—	—	42,333,184
Money Market Funds	457,888,626	—	—	457,888,626
	$3,554,422,627	$2,901,477,959	$—	$6,455,900,586
Derivative financial instruments(a)
Assets
Futures Contracts	$93,937	$111,317	$—	$205,254
Swaps	—	1,252,682	—	1,252,682
Liabilities
Futures Contracts	(175,099)	—	—	(175,099)
Swaps	—	(26,866)	—	(26,866)
	$(81,162)	$1,337,133	$—	$1,255,971

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

Counterparty Abbreviations

HSBC	HSBC Bank PLC